Filed electronically with the Securities and Exchange Commission on April 21, 2014

File No. 033-18477
File No. 811-05385

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	| X |

Pre-Effective Amendment No. ___	|__|
Post-Effective Amendment No. 68	| X |
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	| X |

Amendment No. 70

DWS Value Series, Inc. (Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 295-1000

John Millette Vice President and Secretary One Beacon Street Boston, MA 02108 (Name and Address of Agent for Service)

Copy to: David A. Sturms, Esq. Vedder Price, P.C. 222 North LaSalle Street Chicago, IL 60601

It is proposed that this filing will become effective (check appropriate box):

| X |	Immediately upon filing pursuant to paragraph (b)
|__|	On _______________pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On _______________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On ________________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Registrant:

•	DWS Equity Dividend Fund – Class A, Class B, Class C, Class R, Institutional and Class S
•	DWS Large Cap Value Fund – Class A, Class B, Class C, Class R, Institutional and Class S
•	DWS Mid Cap Value Fund – Class A, Class B, Class C, Class R, Institutional and Class S
•	DWS Small Cap Value Fund – Class A, Class B, Class C, Institutional and Class S

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 14th day of April 2014.

                       DWS VALUE SERIES, INC.

By: /s/Brian E. Binder
                        Brian E. Binder*
                     President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Brian E. Binder
Brian E. Binder*	President	April 14, 2014

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	April 14, 2014

/s/John W. Ballantine
John W. Ballantine*	Director	April 14, 2014

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Director	April 14, 2014

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Director	April 14, 2014

/s/Keith R. Fox
Keith R. Fox*	Director	April 14, 2014

/s/Paul K. Freeman
Paul K. Freeman*	Director	April 14, 2014

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Chairperson and Director	April 14, 2014

/s/Richard J. Herring
Richard J. Herring*	Director	April 14, 2014

/s/William McClayton
William McClayton*	Vice Chairperson and Director	April 14, 2014

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Director	April 14, 2014

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Director	April 14, 2014

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Director	April 14, 2014

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Director	April 14, 2014

*By:
/s/Caroline Pearson
Caroline Pearson **
Chief Legal Officer

**   Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 66, as filed on January 31, 2014; and as filed on March 6, 2009 in Post-Effective Amendment No. 55 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase